INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
The following table summarizes our intangible assets:

	Year Ended December 31,
	2013	2012
Intangible assets:
License – Power 3 Medical	$430,252	$484,643
License – Memory Dx (LymPro)	145,940	$47,500
License – University of Massachusetts	34,902	—
Total intangible assets net	$611,094	$532,143

Finite-lived Intangible Assets Amortization Expense [Table Text Block]
Amortizable intangible assets as of December 31, 2013 and 2012 consist of the following:

	December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
License costs	681,143	(70,049)	611,094

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
License costs	$532,143	$—	$532,143

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	As of December 31, 2013, amortization expense for the next five years is expected to be as follows:
2014	$44,599
2015	44,599
2016	44,721
2017	44,599
2018	44,599
thereafter	387,977
Total	$611,094